UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity® California AMT Tax-Free Money Market Fund Fidelity® California AMT Tax-Free Money Market Fund Institutional Class Service Class Semi-Annual Report August 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/16	% of fund's investments 2/29/16	% of fund's investments 8/31/15
1 - 7	74.3	81.8	8.6
8 - 30	6.2	3.5	75.6
31 - 60	9.1	1.4	6.0
61 - 90	1.6	1.3	0.5
91 - 180	0.8	9.9	0.8
> 180	8.0	2.1	8.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	35.4%
Tender Option Bond	24.3%
Other Municipal Security	32.1%
Investment Companies	8.2%

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	55.1%
Tender Option Bond	20.4%
Other Municipal Security	24.9%
Net Other Assets (Liabilities)*	(0.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	08/31/16	05/31/16	02/29/16	11/30/15	08/31/15
California AMT Tax-Free Money Market	0.29%	0.11%	0.01%	0.01%	0.01%
Institutional Class	0.38%	0.21%	0.01%	0.01%	0.01%
Service Class	0.13%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2016, the most recent period shown in the table, would have been .33% for Institutional Class and .09% for Service Class.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 35.4%
	Principal Amount (000s)	Value (000s)
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	$1,700	$1,700
Arizona - 0.2%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	1,150	1,150
California - 33.1%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.):
Series 2000, 0.62% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,600	1,600
Series 2005 B, 0.62% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)	23,500	23,500
California Gen. Oblig.:
Series 2005 A3, 0.64% 9/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,000	3,000
Series 2005 B3, 0.62% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,000	6,000
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.65% 9/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2009 H, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,700	4,700
(Scripps Health Proj.) Series 2008 C, 0.56% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	1,400	1,400
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.63% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	2,300	2,300
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.61% 9/7/16, LOC Citibank NA, VRDN (a)	3,440	3,440
Series 2001 F, 0.61% 9/7/16, LOC Citibank NA, VRDN (a)	8,955	8,955
California Muni. Fin. Auth. Series 2016 A1, 0.61% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,075	2,075
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.58% 9/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	8,200	8,200
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	23,500	23,500
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.61% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,610	3,610
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.56% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,485	18,485
Fresno Multi-family Hsg. Rev. Series 2001 A, 0.58% 9/7/16, LOC Fannie Mae, VRDN (a)	4,445	4,445
Irvine Reassessment District 12-1 Ltd. Oblig. Series A, 0.58% 9/1/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,500	1,500
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.61% 9/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,170	5,170
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.58% 9/7/16, LOC Fannie Mae, VRDN (a)	1,235	1,235
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	3,500	3,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B1, 0.6% 9/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,800	9,800
Series 2001 B8, 0.54% 9/7/16 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	1,000	1,000
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	22,155	22,155
Mountain View Multi-family Hsg. Rev. 0.61% 9/7/16, LOC Fannie Mae, VRDN (a)	2,000	2,000
Sacramento Muni. Util. District Elec. Rev. Series 2012 L, 0.56% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN(a)	1,485	1,485
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	6,600	6,600
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series, 0.62% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	30,900	30,900
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.67% 9/7/16, LOC Freddie Mac, VRDN (a)	11,900	11,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	1,365	1,365
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, 0.62% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	5,105	5,105
Whittier Health Facilities Rev. Series 2009 A, 0.6% 9/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900	1,900
		229,725
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.7% 9/7/16, VRDN (a)	200	200
Series 1999 A, 0.65% 9/7/16, VRDN (a)	500	500
		700
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	3,400	3,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.64% 9/1/16, VRDN (a)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	500	500
		4,200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.8% 9/7/16, VRDN (a)	2,400	2,400
Series 2010 B1, 0.82% 9/7/16, VRDN (a)	1,300	1,300
		3,700
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.65% 9/7/16, LOC RBS Citizens NA, VRDN (a)	905	905
Texas - 0.6%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	1,200	1,200
Series 2009 C, 0.68% 9/1/16, VRDN (a)	700	700
Series 2010 B, 0.67% 9/1/16, VRDN (a)	1,100	1,100
Series 2010 C, 0.68% 9/1/16, VRDN (a)	1,100	1,100
		4,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $246,180)		246,180

Tender Option Bond - 24.3%
California - 24.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.75% 9/7/16 (Liquidity Facility Bank of America NA) (a)(b)	700	700
Series 16 XM 0244, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,005	5,005
Series II R 11901, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series Putters 3434, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	8,300	8,300
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Putters 3019, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,885	4,885
Series ROC II R 11970-1, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	4,080	4,080
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,320	1,320
Series 16 XM0194, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	700	700
Series EGL 14 0005, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	11,050	11,050
Series MS 3144, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,977	1,977
Series ROC II R 11974, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.64% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,925	4,925
Series 16 ZM0200, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,400	1,400
Series DB XF 1041, 0.68% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,700	2,700
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.71% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,000	3,000
Series 16 ZF0426, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,665	2,665
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series DB 15 XF 0234, 0.65% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,165	1,165
Series Floaters XG 01 04, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,600	2,600
Series Floaters XM 03 93, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,100	1,100
Series MS 3239, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	975	975
California State Univ. Rev. Participating VRDN Series 16 ZM0197, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series XF 23 59, 0.66% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,835	1,835
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	900	900
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,790	7,790
Series MS 3096, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900	900
Series ROC II R 11773, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,800	1,800
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds:
Series RBC E 63, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700	1,700
Series RBC E67, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,800	3,800
Los Angeles Dept. Arpt. Rev. Participating VRDN Series 16 XL0005, 0.57% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series Floaters XM 03 79, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,670	3,670
Series MS 3345, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,420	3,420
Series MS 3397, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	925	925
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series 2015 ZF 0242, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,215	2,215
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.61% 9/7/16 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0311, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,470	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,200	2,200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,100	1,100
Series Putters 3161, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,660	4,660
Series ROC II R 12318, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,265	5,265
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	400	400
Series Floaters ZF 23 62, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,200	2,200
Series Floaters ZF 23 63, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	600	600
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,000	2,000
Series 15 ZF0177, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0186, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series Putters 3368, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,275	2,275
		168,087
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	600	600
TOTAL TENDER OPTION BOND
(Cost $168,887)		168,887

Other Municipal Security - 32.1%
California - 31.5%
California Gen. Oblig.:
Series 11A2:
0.46% 9/7/16, LOC Royal Bank of Canada, CP	17,000	17,000
0.49% 9/14/16, LOC Royal Bank of Canada, CP	7,800	7,800
0.5% 10/18/16, LOC Royal Bank of Canada, CP	3,200	3,200
Series 11A5, 0.48% 9/6/16, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
Series A1 0.64% 10/6/16, LOC Wells Fargo Bank NA, CP	2,300	2,300
Series A1:
0.46% 10/5/16, LOC Wells Fargo Bank NA, CP	4,000	4,000
0.48% 9/27/16, LOC Wells Fargo Bank NA, CP	1,400	1,400
0.49% 9/20/16, LOC Wells Fargo Bank NA, CP	2,290	2,290
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.71%, tender 3/29/17(a)(d)	8,100	8,100
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 B, 2% 6/30/17	3,100	3,135
Series 2016 E, 2% 5/31/17	1,300	1,313
California State Univ. Rev. Series A:
0.51% 11/2/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	1,200	1,200
0.52% 11/2/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	1,200	1,200
0.69% 10/6/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	2,700	2,700
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.65%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	14,000	14,000
Series 2010 B, 0.64%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	9,930	9,930
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.55% 10/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,600	1,600
0.55% 10/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	4,100	4,100
Series A2, 0.49% 9/6/16 (Liquidity Facility Bank of America NA), CP	2,800	2,800
Kern County Gen. Oblig. TRAN Series 2016:
2% 3/15/17	6,700	6,750
3% 5/15/17	2,700	2,744
3% 6/30/17	1,400	1,427
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.52% 9/8/16, LOC Bank of The West San Francisco, CP	1,200	1,200
Series B:
0.5% 9/21/16, LOC U.S. Bank NA, Cincinnati, CP	3,200	3,200
0.5% 10/6/16, LOC U.S. Bank NA, Cincinnati, CP	900	900
0.5% 10/7/16, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
0.52% 10/17/16, LOC U.S. Bank NA, Cincinnati, CP	1,900	1,900
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	6,000	6,115
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.44% 9/8/16, LOC MUFG Union Bank NA, CP	1,600	1,600
0.48% 9/7/16, LOC Sumitomo Mitsui Banking Corp., CP	900	900
0.5% 10/5/16, LOC Sumitomo Mitsui Banking Corp., CP	1,300	1,300
0.5% 10/7/16, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.48% 10/13/16 (Liquidity Facility Royal Bank of Canada), CP	6,700	6,700
0.5% 11/1/16 (Liquidity Facility Royal Bank of Canada), CP	4,900	4,900
Los Angeles Gen. Oblig. TRAN Series 2016:
2% 3/30/17	5,000	5,040
3% 6/29/17	6,900	7,031
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3, 0.51% 9/15/16, LOC Bank of The West San Francisco, CP	600	600
Series 13A4:
0.48% 9/29/16, LOC U.S. Bank NA, Cincinnati, CP	1,700	1,700
0.52% 11/1/16, LOC U.S. Bank NA, Cincinnati, CP	1,900	1,900
Series A 1, 0.55% 9/19/16, LOC Wells Fargo Bank NA, CP	2,900	2,900
Port of Oakland Port Rev. Series 10A, 0.45% 9/19/16, LOC Bank of America NA, CP	1,388	1,388
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	7,000	7,134
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.53% 10/6/16, LOC Barclays Bank PLC, CP	3,500	3,500
0.53% 10/11/16, LOC Barclays Bank PLC, CP	3,000	3,000
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 0.49% 9/15/16, LOC MUFG Union Bank NA, CP	3,400	3,400
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	6,700	6,779
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series B1, 0.5% 10/7/16, LOC State Street Bank & Trust Co., Boston, CP	15,000	15,000
San Francisco City & County Gen. Oblig.:
Series 2, 0.45% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	2,300	2,300
Series 3:
0.44% 9/20/16, LOC State Street Bank & Trust Co., Boston, CP	5,600	5,600
0.45% 9/15/16, LOC State Street Bank & Trust Co., Boston, CP	2,900	2,900
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.5% 9/20/16, LOC Wells Fargo Bank NA, CP	3,500	3,500
San Jose Fin. Auth. Rev. Series 2, 0.49% 9/13/16, LOC U.S. Bank NA, Cincinnati, CP	1,620	1,620
Turlock Irrigation District Series A, 0.48% 10/4/16, LOC Bank of America NA, CP	7,700	7,700
Woodland Fin. Auth. Rev. 0.45% 9/7/16, LOC Citibank NA, CP	800	800
		218,496
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	1,700	1,700
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	300	300
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992:
0.85% tender 9/26/16, CP mode	100	100
0.85% tender 9/27/16, CP mode	300	300
Series 1993 A, 0.88% tender 9/28/16, CP mode	900	900
Series 93B, 0.9% tender 9/7/16, CP mode	500	500
		1,800
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 9/23/16, CP mode	600	600
TOTAL OTHER MUNICIPAL SECURITY
(Cost $222,896)		222,896
	Shares	Value (000s)

Investment Company - 8.2%
Fidelity Tax-Free Cash Central Fund, 0.60% (e)
(Cost $57,030)	57,030,000	57,030
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $694,993)		694,993
NET OTHER ASSETS (LIABILITIES) - 0.0%		(261)
NET ASSETS - 100%		$694,732

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,325,000 or 1.1% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis. Interest rate to be determined at settlement date.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E 63, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/2/16	$1,700
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	4/1/16	$3,800
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$925

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$82
Total	$82

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Variable Rate Demand Note	$246,180	$--	$246,180	$--
Tender Option Bond	168,887	--	168,887	--
Other Municipal Security	222,896	--	222,896	--
Investment Company	57,030	57,030	--	--
Total Investments in Securities:	$694,993	$57,030	$637,963	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $637,963)	$637,963
Fidelity Central Funds (cost $57,030)	57,030
Total Investments (cost $694,993)		$694,993
Receivable for fund shares sold		53
Interest receivable		558
Distributions receivable from Fidelity Central Funds		17
Receivable from investment adviser for expense reductions		16
Total assets		695,637
Liabilities
Payable to custodian bank	$167
Payable for investments purchased on a delayed delivery basis	400
Payable for fund shares redeemed	167
Distributions payable	15
Accrued management fee	116
Other affiliated payables	40
Total liabilities		905
Net Assets		$694,732
Net Assets consist of:
Paid in capital		$694,620
Accumulated undistributed net realized gain (loss) on investments		112
Net Assets		$694,732
California AMT Tax-Free Money Market:
Net Asset Value, offering price and redemption price per share ($270,089 ÷ 269,703 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($424,560 ÷ 424,008 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($83 ÷ 83 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$1,248
Income from Fidelity Central Funds		82
Total income		1,330
Expenses
Management fee	$681
Transfer agent fees	239
Independent trustees' fees and expenses	2
Total expenses before reductions	922
Expense reductions	(159)	763
Net investment income (loss)		567
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115
Total net realized gain (loss)		115
Net increase in net assets resulting from operations		$682

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$567	$75
Net realized gain (loss)	115	97
Net increase in net assets resulting from operations	682	172
Distributions to shareholders from net investment income	(567)	(75)
Distributions to shareholders from net realized gain	(62)	(29)
Total distributions	(629)	(104)
Share transactions - net increase (decrease)	6,568	(105,048)
Total increase (decrease) in net assets	6,621	(104,980)
Net Assets
Beginning of period	688,111	793,091
End of period	$694,732	$688,111

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	–B	–B	–B	–B
Distributions from net investment income	(.001)	–B	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–B	–	–	–
Total distributions	(.001)	–B	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.07%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.27%G	.06%	.06%	.12%	.19%	.20%
Expenses net of all reductions	.27%G	.06%	.06%	.12%	.19%	.20%
Net investment income (loss)	.11%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$270	$283	$317	$348	$401	$476

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B	–B	–B	–B	–B
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operations	.001	–B	–B	–B	–B	–B
Distributions from net investment income	(.001)	–B	–B	–B	–B	–B
Distributions from net realized gain	–B	–B	–B	–	–	–
Total distributions	(.001)	–B	–B	–B	–B	–B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.11%	.01%	.02%	.01%	.01%	.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.25%G	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.19%G	.06%	.06%	.12%	.19%	.18%
Expenses net of all reductions	.19%G	.06%	.06%	.12%	.19%	.18%
Net investment income (loss)	.20%G	.01%	.01%	.01%	.01%B	.03%B
Supplemental Data
Net assets, end of period (in millions)	$425	$405	$476	$514	$679	$816

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California AMT Tax-Free Money Market Fund Service Class

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–	–	–	–
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operationsB	–	–	–	–	–	–
Distributions from net investment incomeB	–	–	–	–	–	–
Distributions from net realized gain	–B	–B	–B	–	–	–
Total distributionsB	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.02%	.01%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%	.50%	.50%	.49%H	.50%
Expenses net of fee waivers, if any	.37%G	.06%	.06%	.13%	.19%	.22%
Expenses net of all reductions	.37%G	.06%	.06%	.13%	.19%	.22%
Net investment income (loss)	.02%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$83	$78	$142	$140	$295	$380

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Ratios for small asset classes differ from the contractual rates due to the rounding of expense amounts.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity California AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers California AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$694,993

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for California AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees(a)	Retained by FDC
Service Class	.25%	$–(b)	$–(b)

 (a) During the period, the investment adviser or its affiliates waived a portion of these fees.

 (b) In the amount of less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of California AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. California AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount(a)
California AMT Tax-Free Money Market	$137
Institutional Class	102
Service Class	–(b)
$239

 (a) During the period, the investment adviser or its affiliates waived a portion of these fees.

 (b) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $99 and in the amount of less than five hundred dollars, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Fidelity California AMT Tax-Free Money Market Fund
California AMT Tax-Free Money Market	$34
Institutional Class	24
Service Class	–(a)

 (a) In the amount of less than five hundred dollars.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
From net investment income
California AMT Tax-Free Money Market	$156	$30
Institutional Class	411	45
Service Class	–(a)	–(a)
Total	$567	$75
From net realized gain
California AMT Tax-Free Money Market	$25	$12
Institutional Class	37	17
Service Class	–(a)	–(a)
Total	$62	$29

 (a) In the amount of less than five hundred dollars.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Six months ended August 31, 2016	Year ended February 29, 2016
California AMT Tax-Free Money Market
Shares sold	37,337	57,760
Reinvestment of distributions	164	39
Shares redeemed	(50,462)	(91,399)
Net increase (decrease)	(12,961)	(33,600)
Institutional Class
Shares sold	78,702	94,415
Reinvestment of distributions	407	56
Shares redeemed	(59,585)	(165,855)
Net increase (decrease)	19,524	(71,384)
Service Class
Shares sold	20	3
Reinvestment of distributions	–(a)	–(a)
Shares redeemed	(15)	(67)
Net increase (decrease)	5	(64)

 (a) In the amount of less than five hundred dollars.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
California AMT Tax-Free Money Market	.27%
Actual		$1,000.00	$1,000.70	$1.36
Hypothetical-C		$1,000.00	$1,023.84	$1.38
Institutional Class	.19%
Actual		$1,000.00	$1,001.10	$.96
Hypothetical-C		$1,000.00	$1,024.25	$.97
Service Class	.37%
Actual		$1,000.00	$1,000.20	$1.87
Hypothetical-C		$1,000.00	$1,023.34	$1.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® California Municipal Money Market Fund Semi-Annual Report August 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 8/31/16	% of fund's investments 2/29/16	% of fund's investments 8/31/15
1 - 7	69.9	79.1	8.5
8 - 30	7.2	5.0	76.3
31 - 60	10.5	1.7	5.0
61 - 90	2.5	1.9	1.2
91 - 180	1.2	8.8	2.1
>180	8.7	3.5	6.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of August 31, 2016
Variable Rate Demand Notes (VRDNs)	33.3%
Tender Option Bond	23.4%
Other Municipal Security	35.4%
Investment Companies	6.1%
Net Other Assets (Liabilities)	1.8%

As of February 29, 2016
Variable Rate Demand Notes (VRDNs)	52.4%
Tender Option Bond	12.1%
Other Municipal Security	27.4%
Investment Companies	2.9%
Net Other Assets (Liabilities)	5.2%

Current And Historical 7-Day Yields

	8/31/16	5/31/16	2/29/16	11/30/15	8/31/15
Fidelity® California Municipal Money Market Fund	0.13%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Investments August 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 33.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.85% 9/7/16, VRDN (a)(b)	$3,500	$3,500
Alaska - 0.0%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.7% 9/7/16, VRDN (a)	1,500	1,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.62% 9/7/16, VRDN (a)	800	800
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 0.85% 9/7/16, VRDN (a)(b)	2,100	2,100
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.83% 9/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		9,200
California - 30.4%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(La Terrazza Apts. Proj.) Series 2002 A, 0.64% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,370	14,370
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.62% 9/7/16, LOC BNP Paribas SA, VRDN (a)(b)	4,075	4,075
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	23,580	23,580
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Health Facilities Fing. Auth. Rev.:
(Scripps Memorial Hosp. Proj.) Series 2008 G, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,650	2,650
(St. Joseph Health Sys. Proj.) Series 2011 D, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	23,100	23,100
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	4,250	4,250
0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	4,700	4,700
California Hsg. Fin. Agcy. Rev.:
Series 2000 N, 0.64% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	4,545	4,545
Series 2005 A, 0.64% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	40,340	40,340
Series 2005 B, 0.64% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	47,455	47,455
Series 2006 C, 0.64% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	16,590	16,590
Series 2008 C:
0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,585	11,585
0.64% 9/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,765	5,765
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.79% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	6,885	6,885
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1997 B, 0.61% 9/1/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)(b)	5,500	5,500
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.81% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	2,530	2,530
(Recology, Inc. Proj.) Series 2010 A, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	111,695	111,695
(Var-Waste Connections, Inc. Proj.) Series 2007, 0.69% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.81% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	1,400	1,400
Series 2011 A, 0.81% 9/7/16, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.74% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.81% 9/7/16, LOC Bank of America NA, VRDN (a)(b)	1,000	1,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	900	900
(Crystal View Apt. Proj.) Series A, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	25,375	25,375
(Grove Apts. Proj.) Series X, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(Northwood Apts. Proj.) Series N, 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Oak Apts. Proj.) Series R, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,985	3,985
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.65% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,505	13,505
(Salvation Army S.F. Proj.) 0.68% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,345	15,345
(Terraces at Park Marino Proj.) Series I, 0.69% 9/7/16, LOC Bank of The West San Francisco, VRDN (a)(b)	4,785	4,785
(The Belmont Proj.) Series 2005 F, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	19,890	19,890
(The Crossings at Elk Grove Apts.) Series H, 0.63% 9/7/16, LOC Citibank NA, VRDN (a)(b)	7,050	7,050
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	25,500	25,500
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	12,350	12,350
(Vizcaya Apts. Proj.) Series B, 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	20,760	20,760
(Wilshire Court Proj.):
Series AAA, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
Series M, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	20,290	20,286
Series 2000 Y, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,640	8,640
Series 2003 DD, 0.62% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,600	14,600
California Statewide Cmntys. Dev. Auth. Rev.:
(Oakmont Stockton Proj.) Series 1997 C, 0.68% 9/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.62% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,695	8,695
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 0.56% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,650	5,650
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.63% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Promenade Towers Proj.) Series 2000, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)	35,860	35,860
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
(Colonia Corona Apts. Proj.) Series 2004 D, 0.63% 9/7/16, LOC Citibank NA, VRDN (a)(b)	2,500	2,500
(Tri-City Hsg. Proj.) Series 1, 0.58% 9/7/16, LOC Citibank NA, VRDN (a)(b)	100	100
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.65% 9/7/16, LOC Bank of America NA, VRDN (a)	8,950	8,950
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
(Wood Canyon Villas Proj.) Series 2001 E, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.64% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)	200	200
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,750	13,750
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	26,490	26,490
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.63% 9/7/16, LOC Bank of America NA, VRDN (a)	44,140	44,140
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.72% 9/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,290	1,290
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.61% 9/7/16, LOC Bank of America NA, VRDN (a)	20,275	20,275
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	3,965	3,965
(Deer Park Apts. Proj.) Issue A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Sacramento Hsg. Auth. Multi-family Rev. (Valencia Point Apts. Proj.) Series 2006 I, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	21,075	21,075
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.62% 9/7/16, LOC Bank of America NA, VRDN (a)	22,845	22,845
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.66% 9/7/16, LOC Citibank NA, VRDN (a)(b)	5,900	5,900
(Stratton Apts. Proj.) Series 2000 A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Second Series 36B, 0.56% 9/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,030	10,030
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.63% 9/7/16, LOC Citibank NA, VRDN (a)(b)	1,350	1,350
(Ocean Beach Apts. Proj.) Series B, 0.62% 9/7/16, LOC Citibank NA, VRDN (a)(b)	5,235	5,235
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.68% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	24,615	24,615
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.65% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.69% 9/7/16, LOC Citibank NA, VRDN (a)(b)	6,050	6,050
(El Paseo Apts. Proj.) Series 2002 B, 0.69% 9/7/16, LOC Citibank NA, VRDN (a)(b)	4,145	4,145
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	8,175	8,175
(Las Ventanas Apts. Proj.) Series 2008 B, 0.61% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	25,900	25,900
(Trestles Apts. Proj.) Series 2004 A, 0.63% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.62% 9/7/16, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.64% 9/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	10,635	10,635
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.63% 9/7/16, LOC Fannie Mae, VRDN (a)(b)	29,925	29,925
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.62% 9/7/16, LOC Barclays Bank PLC, VRDN (a)	1,705	1,705
		1,369,658
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.73% 9/1/16, VRDN (a)(b)	800	800
Series 1993 C, 0.7% 9/7/16, VRDN (a)	1,200	1,200
Series 1994, 0.73% 9/1/16, VRDN (a)(b)	1,400	1,400
Series 1999 A, 0.65% 9/7/16, VRDN (a)	1,200	1,200
		4,600
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.73% 9/7/16, VRDN (a)	21,750	21,750
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.74% 9/7/16, VRDN (a)	900	900
		22,650
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.7% 9/7/16, VRDN (a)(b)	3,420	3,420
Iowa - 0.2%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.78% 9/7/16, VRDN (a)(b)	11,000	11,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.69% 9/7/16, VRDN (a)(b)	3,850	3,850
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.76% 9/7/16, VRDN (a)(b)	1,100	1,100
Series 2016 D, 0.77% 9/7/16, VRDN (a)(b)	1,300	1,300
Series 2016 E, 0.77% 9/7/16, VRDN (a)(b)	1,300	1,300
		3,700
New York - 0.2%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.65% 9/7/16, LOC RBS Citizens NA, VRDN (a)	7,890	7,890
North Carolina - 0.0%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 0.82% 9/7/16, VRDN (a)(b)	800	800
Texas - 1.1%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.85% 9/7/16, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.67% 9/1/16, VRDN (a)	6,900	6,900
Series 2004, 0.89% 9/7/16, VRDN (a)(b)	7,720	7,720
Series 2009 A, 0.67% 9/1/16, VRDN (a)	4,700	4,700
Series 2009 C, 0.68% 9/1/16, VRDN (a)	13,400	13,400
Series 2010 B, 0.67% 9/1/16, VRDN (a)	4,400	4,400
Series 2010 D:
0.67% 9/1/16, VRDN (a)	1,750	1,750
0.68% 9/1/16, VRDN (a)	6,225	6,225
		48,545
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.84% 9/7/16, VRDN (a)(b)	4,200	4,200
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.91% 9/7/16, VRDN (a)(b)	3,600	3,600
		7,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,498,913)		1,498,913

Tender Option Bond - 23.4%
California - 23.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.75% 9/7/16 (Liquidity Facility Bank of America NA) (a)(c)	5,400	5,400
Series 16 XM 0244, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series II R 11901, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Series Putters 3211, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,320	13,320
Series Putters 3434, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,195	4,195
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,785	9,785
Series ROC II R 11970-1, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,555	1,555
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,915	5,915
Series 16 XM 0146, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,010	10,010
Series 16 XM0194, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series EGL 14 0005, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	9,500	9,500
Series MS 3346, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series Putters 3960, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Series ROC II R 11974, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series ROC II R 14081, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.64% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	38,500	38,500
Series 15 XF0129, 0.68% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,500	7,500
Series 15 XF2161, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0200, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,190	12,190
Series 16 ZM0201, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series DB XF 1041, 0.68% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,490	25,490
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.71% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,850	21,850
Series 16 XXF0440, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series 16 ZF0426, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,105	3,105
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF0131, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,235	11,235
Series 15 XF2119, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 16 ZF0212, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series 2015 ZF0213, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 15 XF 0234, 0.65% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,000	11,000
Series Floaters XG 01 04, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	17,400	17,400
Series Floaters XM 03 93, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650	7,650
Series MS 3239, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	7,330	7,330
Series TD 0036, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series 16 ZM0197, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,590	4,590
Series 16 ZM0198, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,000	3,000
Series 16 ZM0199, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series 16 ZM0204, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series ROC II R 14001, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 0.66% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,355	14,355
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 0.58% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,835	8,835
Participating VRDN:
Series 15 ZF2116, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,000	7,000
Series ROC II R 14066, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.76% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series EGL 08 57, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	17,400	17,400
Series MS 3096, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,600	9,600
Series ROC II R 11728, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	10,960	10,960
Series ROC II R 11773, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,100	2,100
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds:
Series RBC E 63, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,600	18,600
Series RBC E67, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	33,765	33,765
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.57% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series Putters 3847, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11842, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
0.62% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Series 16 XM 02 53, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series Floaters XM 03 79, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series MS 3289, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,060	16,060
Series Putters 0039, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series Putters 4330, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	2,290	2,290
Series MS 3397, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Series ROC 14087, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Dept. Wtr. & Pwr. Rev. Participating VRDN Series ZF 04 83, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,460	13,460
Los Angeles Hbr. Dept. Rev.:
Bonds:
Series Floaters 09 37C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,800	8,800
Series WF 10 40C, 0.76%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.64% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series 16 ZF0313, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series Putters 3371, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,495	22,495
Series ROC II R 14059, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,935	10,935
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,450	3,450
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	10,515	10,515
San Diego Cmnty. College District:
Bonds Series WF11 87C, 0.76%, tender 9/29/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	9,920	9,920
Participating VRDN:
Series Putters 3963, 0.61% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 02 90, 0.6% 9/7/16 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,040	1,040
Series 16 ZF0441, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.66% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,065	23,065
San Diego Unified School District Participating VRDN Series MS 3330, 0.59% 9/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.59% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	8,800	8,800
Series Putters 3161, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,000	12,000
Series ROC II R 12318, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	16,455	16,455
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.58% 9/7/16 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,500	5,500
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 0.59% 9/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series XM 03 47, 0.59% 9/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series XM 03 58, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 63, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series XM 03 66, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,935	2,935
Series Floaters ZF 23 62, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,120	14,120
Series Floaters ZF 23 63, 0.59% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,900	3,900
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,000	1,000
Series 16 XL0001, 0.57% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series 16 ZF0427, 0.6% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0187, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series BC 13 23U, 0.57% 9/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3396, 0.59% 9/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Series Putters 3365, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,885	4,885
Series Putters 3367, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series Putters 3368, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
Series Putters 3961, 0.59% 9/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
		1,047,265
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.74% 9/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.65% 9/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,200	4,200
TOTAL TENDER OPTION BOND
(Cost $1,053,565)		1,053,565

Other Municipal Security - 35.4%
California - 33.5%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S1, 0.3% tender 11/3/16, CP mode	25,000	25,000
California Gen. Oblig.:
Bonds:
Series 2006, 5% 10/1/16 (Pre-Refunded to 10/1/16 @ 100)	1,200	1,204
Series 2007, 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	650	657
Series 11A2:
0.5% 10/18/16, LOC Royal Bank of Canada, CP	23,800	23,800
0.52% 10/6/16, LOC Royal Bank of Canada, CP	34,575	34,575
Series 11A5, 0.48% 9/6/16, LOC U.S. Bank NA, Cincinnati, CP	11,900	11,900
Series A1 0.64% 10/6/16, LOC Wells Fargo Bank NA, CP	15,360	15,360
Series A1:
0.46% 10/4/16, LOC Wells Fargo Bank NA, CP	6,690	6,690
0.46% 10/5/16, LOC Wells Fargo Bank NA, CP	29,745	29,745
0.48% 9/27/16, LOC Wells Fargo Bank NA, CP	9,700	9,700
0.49% 9/20/16, LOC Wells Fargo Bank NA, CP	15,700	15,700
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.71%, tender 3/29/17 (a)(e)	51,900	51,900
California Pub. Works Board Lease Rev. Bonds Series 2014 F, 5% 9/1/16	900	900
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 A, 2% 6/30/17	7,000	7,081
Series 2016 B, 2% 6/30/17	23,900	24,169
Series 2016 E, 2% 5/31/17	10,000	10,102
California State Univ. Rev. Series A:
0.51% 11/2/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	8,800	8,800
0.52% 11/2/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	8,800	8,800
0.69% 10/6/16, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	17,300	17,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.65%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	121,800	121,800
Series 2010 B, 0.64%, tender 11/1/16 (Liquidity Facility Royal Bank of Canada) (a)	96,170	96,170
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.55% 10/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,400	10,400
0.55% 10/7/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	27,700	27,700
Series A2:
0.47% 9/9/16 (Liquidity Facility Bank of America NA), CP	20,000	20,000
0.49% 9/6/16 (Liquidity Facility Bank of America NA), CP	22,200	22,200
Kern County Gen. Oblig. TRAN Series 2016:
2% 3/15/17	25,000	25,188
3% 5/15/17	20,750	21,092
3% 6/30/17	11,100	11,312
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A:
0.5% 9/1/16, LOC Bank of The West San Francisco, CP	1,710	1,710
0.52% 9/8/16, LOC Bank of The West San Francisco, CP	8,300	8,300
Series B:
0.5% 9/21/16, LOC U.S. Bank NA, Cincinnati, CP	21,800	21,800
0.5% 10/6/16, LOC U.S. Bank NA, Cincinnati, CP	6,600	6,600
0.52% 10/17/16, LOC U.S. Bank NA, Cincinnati, CP	13,100	13,100
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	40,000	40,766
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series ATE:
0.44% 9/8/16, LOC MUFG Union Bank NA, CP	12,400	12,400
0.48% 9/7/16, LOC Sumitomo Mitsui Banking Corp., CP	6,100	6,100
0.5% 10/5/16, LOC Sumitomo Mitsui Banking Corp., CP	8,700	8,700
0.5% 10/7/16, LOC MUFG Union Bank NA, CP	3,000	3,000
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series A1, 2% 6/1/17	7,000	7,073
Los Angeles Dept. of Wtr. & Pwr. Rev.:
0.48% 10/13/16 (Liquidity Facility Royal Bank of Canada), CP	51,200	51,200
0.5% 11/1/16 (Liquidity Facility Royal Bank of Canada), CP	37,100	37,100
Los Angeles Gen. Oblig. TRAN Series 2016:
2% 3/30/17	25,000	25,202
3% 6/29/17	53,200	54,211
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3, 0.51% 9/15/16, LOC Bank of The West San Francisco, CP	4,400	4,400
Series 13A4:
0.48% 9/29/16, LOC U.S. Bank NA, Cincinnati, CP	13,300	13,300
0.52% 11/1/16, LOC U.S. Bank NA, Cincinnati, CP	13,100	13,100
Series A 1, 0.55% 9/19/16, LOC Wells Fargo Bank NA, CP	19,600	19,600
Port of Oakland Port Rev. Series 10A, 0.45% 9/19/16, LOC Bank of America NA, CP	10,200	10,200
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	54,800	55,845
Riverside County Trans. Commission Sales Tax Rev. 0.47% 9/13/16, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.53% 10/6/16, LOC Barclays Bank PLC, CP	23,500	23,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series B, 0.49% 9/15/16, LOC MUFG Union Bank NA, CP	23,830	23,830
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	49,600	50,179
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series A1, 0.57% 10/7/16, LOC State Street Bank & Trust Co., Boston, CP (b)	38,000	38,000
Series A3:
0.52% 9/8/16, LOC Royal Bank of Canada, CP (b)	20,000	20,000
0.52% 10/5/16, LOC Royal Bank of Canada, CP (b)	20,000	20,000
0.52% 10/7/16, LOC Royal Bank of Canada, CP (b)	20,000	20,000
Series A4, 0.55% 10/5/16, LOC Wells Fargo Bank NA, CP (b)	54,500	54,500
San Francisco City & County Gen. Oblig.:
Series 2, 0.45% 9/7/16 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	17,241	17,241
Series 3:
0.44% 9/20/16, LOC State Street Bank & Trust Co., Boston, CP	41,952	41,952
0.45% 9/15/16, LOC State Street Bank & Trust Co., Boston, CP	21,400	21,400
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.5% 9/20/16, LOC Wells Fargo Bank NA, CP	23,525	23,525
San Jose Fin. Auth. Rev. Series 2, 0.49% 9/13/16, LOC U.S. Bank NA, Cincinnati, CP	12,400	12,400
Turlock Irrigation District Series A, 0.48% 10/4/16, LOC Bank of America NA, CP	57,951	57,951
Woodland Fin. Auth. Rev. 0.45% 9/7/16, LOC Citibank NA, CP	5,980	5,980
		1,507,410
Georgia - 1.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.67%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	19,000	19,000
Series 2010 A2, 0.68%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada) (a)	25,615	25,615
		44,615
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 9/8/16, CP mode	2,100	2,100
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1992, 0.85% tender 9/26/16, CP mode	400	400
Series 1993 A:
0.85% tender 9/27/16, CP mode	2,300	2,300
0.88% tender 9/28/16, CP mode	5,800	5,800
Series 93B, 0.9% tender 9/7/16, CP mode	3,500	3,500
		12,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 A, 0.9% tender 9/27/16, CP mode (b)	1,200	1,200
Series 1990 B, 0.9% tender 9/23/16, CP mode	3,800	3,800
Series 1990 A, 0.9% tender 9/26/16, CP mode (b)	7,100	7,100
Series A1:
0.95% tender 9/6/16, CP mode (b)	6,200	6,200
0.95% tender 9/21/16, CP mode (b)	600	600
		18,900
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.93% tender 9/6/16, CP mode (b)	3,700	3,700
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 96, 0.9% tender 9/27/16, CP mode (b)	2,900	2,900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,591,625)		1,591,625
	Shares	Value (000s)

Investment Company - 6.1%
Fidelity Municipal Cash Central Fund, 0.61% (f)(g)
(Cost $271,950)	271,950,000	271,950
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $4,416,053)		4,416,053
NET OTHER ASSETS (LIABILITIES) - 1.8%		78,938
NET ASSETS - 100%		$4,494,991

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $85,320,000 or 1.9% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.76%, tender 11/10/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,840
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E 63, 0.72%, tender 12/1/16 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 6/2/16	$18,600
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.72%, tender 1/3/17 (Liquidity Facility Royal Bank of Canada)	4/1/16	$33,765
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.76%, tender 11/17/16 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.76%, tender 9/1/16 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
San Diego Cmnty. College District Bonds Series WF11 87C, 0.76%, tender 9/29/16 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,920

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$502

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2016 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,144,103)	$4,144,103
Fidelity Central Funds (cost $271,950)	271,950
Total Investments (cost $4,416,053)		$4,416,053
Cash		73
Receivable for investments sold
Regular delivery		31,290
Delayed delivery		75,575
Receivable for fund shares sold		475
Interest receivable		3,746
Distributions receivable from Fidelity Central Funds		104
Prepaid expenses		14
Other receivables		6
Total assets		4,527,336
Liabilities
Payable for investments purchased on a delayed delivery basis	$2,600
Payable for fund shares redeemed	27,828
Distributions payable	12
Accrued management fee	1,406
Other affiliated payables	473
Other payables and accrued expenses	26
Total liabilities		32,345
Net Assets		$4,494,991
Net Assets consist of:
Paid in capital		$4,494,863
Undistributed net investment income		8
Accumulated undistributed net realized gain (loss) on investments		120
Net Assets, for 4,492,312 shares outstanding		$4,494,991
Net Asset Value, offering price and redemption price per share ($4,494,991 ÷ 4,492,312 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended August 31, 2016 (Unaudited)
Investment Income
Interest		$10,071
Income from Fidelity Central Funds		502
Total income		10,573
Expenses
Management fee	$9,830
Transfer agent fees	3,136
Accounting fees and expenses	232
Custodian fees and expenses	20
Independent trustees' fees and expenses	14
Registration fees	25
Audit	20
Legal	10
Miscellaneous	55
Total expenses before reductions	13,342
Expense reductions	(3,260)	10,082
Net investment income (loss)		491
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	168
Total net realized gain (loss)		168
Net increase in net assets resulting from operations		$659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2016 (Unaudited)	Year ended February 29, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$491	$689
Net realized gain (loss)	168	2,088
Net increase in net assets resulting from operations	659	2,777
Distributions to shareholders from net investment income	(483)	(688)
Distributions to shareholders from net realized gain	(1,089)	(70)
Total distributions	(1,572)	(758)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	3,038,429	16,869,237
Reinvestment of distributions	1,474	651
Cost of shares redeemed	(4,910,133)	(17,496,472)
Net increase (decrease) in net assets and shares resulting from share transactions	(1,870,230)	(626,584)
Total increase (decrease) in net assets	(1,871,143)	(624,565)
Net Assets
Beginning of period	6,366,134	6,990,699
End of period	$4,494,991	$6,366,134
Other Information
Undistributed net investment income end of period	$8	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity California Municipal Money Market Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2016	2016 A	2015	2014	2013	2012 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)B	–	–	–	–	–	–
Net realized and unrealized gain (loss)B	–	–	–	–	–	–
Total from investment operationsB	–	–	–	–	–	–
Distributions from net investment incomeB	–	–	–	–	–	–
Distributions from net realized gain	–B	–B	–	–	–	–
Total distributionsB	–	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC,D	.03%	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%	.50%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.37%G	.05%	.06%	.11%	.19%	.19%
Expenses net of all reductions	.37%G	.05%	.06%	.11%	.19%	.19%
Net investment income (loss)	.02%G	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4,495	$6,366	$6,991	$6,766	$6,093	$5,461

 A For the year ended February 29.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax cost	$4,416,053

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annualized rate of .11% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,225.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $20.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $15.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.37%	$1,000.00	$1,000.30	$1.87
Hypothetical-C		$1,000.00	$1,023.34	$1.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

CFS-SANN-1016
1.855639.109

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2016